Other long-term liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other long-term liabilities
Accrued unrecognized tax benefits & surcharge	¥ 51,696	$ 7,392	¥ 44,504
Convertible Note	20,000	2,860	20,000
Others	4,134	591	3,323
Other long-term liabilities	¥ 75,830	$ 10,843	¥ 67,827